U.S. GLOBAL INVESTORS FUNDS
 Three Canal Plaza, Suite 600
Portland, ME 04101

February 29, 2016

EDGAR FILING

U.S. Securities and Exchange Commission
100 F Street, NE
 Washington, DC 20549

Re:	U.S. Global Investors Funds (the “Trust” or “Registrant”) File Nos. 002-35439/811-01800 Post-Effective Amendment (“PEA”) No. 124

Dear Sir or Madam:

Pursuant to the Securities Act of 1933, as amended, and Regulation C thereunder, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of the Registrant, is Post-Effective Amendment No. 124 to the Registrant’s currently effective registration statement on Form N-1A relating to All American Equity Fund, China Region Fund, Emerging Europe Fund, Global Resources Fund, Gold and Precious Metals Fund, Holmes Macro Trends Fund, Near-Term Tax Free Fund, U.S. Government Securities Ultra-Short Bond Fund and World Precious Minerals Fund (together, the "Funds"). This transmission contains a conformed signature page, the manually signed original of which is maintained at the offices of the Trust.

The primary purposes of this filing are to update disclosures relating to trustees and service providers. Prior to the effective date of the PEA, the Registrant intends to file a subsequent post-effective amendment, pursuant to Rule 485(b) under the 1933 Act, for the purposes of responding to any comments conveyed by the staff of the U.S. Securities and Exchange Commission on the PEA and including updated financial and performance information for the fiscal year ended December 31, 2015.

If you have any questions or comments concerning the foregoing, please contact me at (207) 347-2076 or by email at zac.tackett@atlanticfundservices.com.

Sincerely,

/s/ Zachary R. Tackett

Zachary R. Tackett

Secretary to the Registrant

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